Commitments and Contingencies - Research and Development Tax Credits (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction to research and development expenses			$ 0.6	$ 0.4
Liability for the contingent loss					$ 2.3
Research and Development Tax Credits
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction to research and development expenses	$ 0.1	$ 0.4
Liability for the contingent loss	$ 3.1		$ 3.2
Additional research and development tax credits				$ 0.6